Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from (used in) operating activities
Loss for the year	$ (5,476,778)	$ (18,663,448)	$ (18,342,796)
Items not affecting cash
Allowance (recovery) for credit losses	10,528	(12,277)	1,450,962
Depreciation	1,445,129	1,662,113	1,854,728
Debt extinguishment costs	1,390,187	0	0
Fair value adjustment to Pref A shares liability	497,149	0	0
Income tax recovery	(406,000)	0	0
Share-based payments	279,546	897,468	1,502,112
Change from lease adjustment	51,802	0	0
Loss on disposition of equipment	24,961	0	0
Accretion & accrued interest	1,513,126	724,152	723,199
Write-down of assets	0	0	423,267
Other (income) / expense	0	(1,391,746)	(306,288)
Write down of inventory	988,190	0	1,078,854
Foreign exchange loss / (gain)	(141,339)	(40,657)	(131,416)
Cash flow used in operating activities before changes in assets and liabilities	176,501	(16,824,395)	(11,747,378)
Changes in working capital items:
Accounts receivable	199,443	2,302,426	6,255,091
Inventory	654,925	7,883,289	8,752,609
Prepaids and deposits	826,284	(493,308)	(419,778)
Finance lease receivables	45,001	50,230	132,138
Accounts payable and accrued liabilities	(302,613)	581,983	(4,339,016)
Contingent liability	(176,606)	310,000	0
Deferred revenue	(7,562,306)	46,063	(337,484)
Warranty liability	(44,970)	155,539	571,570
Total cash flows from (used in) operating activities	(6,184,341)	(5,988,173)	(1,132,248)
Cash flows from (used in) investing activities
Restricted deposits	11,950	0	(400,000)
Purchase of property and equipment	0	(83,172)	(361,533)
Total cash flows from (used in) investing activities	11,950	(83,172)	(761,533)
Cash flows from (used in) financing activities
(Repayment of) / loans from related parties	6,563,037	1,377,292	(449,400)
Proceeds from (repayment of) line of credit	(3,974,245)	(1,479,634)	850,974
Proceeds from (repayment of) revolving term loan facility	(12,104)	1,323,457	2,235,375
Proceeds from term loan facility	2,000,000	0	0
Proceeds from promissory note	0	0	30,111
Payments on lease liabilities	(574,400)	(553,918)	(1,050,611)
Adjustments to lease liabilities	(8,566)	(8,567)	(8,566)
Proceeds from issuance of common shares and warrants	455,095	5,325,850	520,892
Proceeds from issuance of series A convertible preferred shares	1,770,065	0	0
Equity offering costs	(113,388)	(884,208)	(14,904)
Proceeds from exercise of stock options	0	0	209,962
Total cash flows from (used in) financing activities	6,105,494	5,100,272	2,323,833
Foreign exchange on cash	50,739	164,426	120,437
Net increase (decrease) in cash	(16,158)	(806,647)	550,489
Cash, beginning of year	344,244	1,150,891	600,402
Cash, end of year	$ 328,086	$ 344,244	$ 1,150,891